Provisions for employee benefits - Plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement
Cash and cash equivalents	€ 95	€ 117
Equity securities	43	38
Debt securities	299	297
Real estate	8	8
Derivatives	3	2
Investment funds	1	76
Assets held by insurance company	27	23
Other	157	87
Total	633	648
Level 1
Statement
Cash and cash equivalents	95	117
Equity securities	43	38
Debt securities	299	297
Real estate	8	8
Derivatives	3	2
Investment funds	1	76
Assets held by insurance company	23	20
Other	157	87
Total	629	645
Level 2 and 3 of fair value hierarchy
Statement
Assets held by insurance company	4	3
Total	€ 4	€ 3